UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	3/31/11

Item 1: Schedule of Investments

Aberdeen Latin America Equity Fund, Inc.
Portfolio of Investments
March 31, 2011 (unaudited)

No. of Shares	Description	Value

EQUITY SECURITIES-99.3%
ARGENTINA-3.7%

ENERGY EQUIPMENT & SERVICES-3.7%

237,000	Tenaris S.A., ADR (cost $9,379,613)	$ 11,722,020
BRAZIL-65.0%

AEROSPACE & DEFENSE-1.0%
374,000	Embraer S.A.	3,092,518

COMMERCIAL BANKS-12.2%
1,156,246	Banco Bradesco S.A.	19,744,672
477,382	Banco Bradesco S.A., PN	9,751,441
87,302	Banco Itaú Holding Financeira S.A., PN	2,080,083
290,286	Itau Unibanco Holding S.A., ADR	6,981,378
		38,557,574

COMMERCIAL SERVICES & SUPPLIES-1.3%
332,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	4,056,840

DIVERSIFIED FINANCIAL SERVICES-1.2%
515,563	BM&F Bovespa S.A.	3,742,028

FOOD PRODUCTS-1.5%
247,368	BRF - Brasil Foods S.A.	4,671,152

HEALTH CARE PROVIDERS & SERVICES-3.3%
326,000	Amil Participações S.A.	3,831,771
402,000	Odontoprev S.A.	6,569,295
		10,401,066

IT SERVICES-1.4%
528,000	Cielo S.A.	4,475,864

MACHINERY-1.0%
251,844	Weg S.A.	3,316,477

MEDIA-1.3%
177,000	Saraiva S.A. Livreiros Editores, PN	4,098,000

METALS & MINING-11.8%
180,800	Bradespar S.A., PN(a)	4,739,681
244,285	Usinas Siderúrgicas de Minas Gerais S.A.	4,189,496
958,000	Vale S.A., ADR	28,280,160
		37,209,337

MULTILINE RETAIL-4.0%
395,096	Lojas Renner S.A.	12,799,208

OIL, GAS & CONSUMABLE FUELS-12.5%
802,433	Petroleo Brasileiro S.A., ADR	28,518,469
656,000	Ultrapar Participacoes S.A., ADR	11,119,200
		39,637,669

PERSONAL PRODUCTS-3.4%
383,000	Natura Cosmeticos S.A.	10,791,045

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.4%
523,097	Multiplan Empreendimentos Imobiliarios S.A.	10,813,416

ROAD & RAIL-1.3%
261,000	Localiza Rent a Car S.A.	4,188,405

SOFTWARE-0.9%
150,000	Totvs S.A.	2,880,287

TEXTILES, APPAREL & LUXURY GOODS-0.4%
101,498	Arezzo Industria e Comercio S.A.(a)	1,414,314

TOBACCO-1.8%
535,000	Souza Cruz S.A.	5,570,698

TRANSPORTATION INFRASTRUCTURE-1.3%
245,400	Wilson Sons Limited	3,986,162
	Total Brazil (cost $116,487,186)	205,702,060

CHILE-6.2%

AIRLINES-0.2%
23,143	Lan Airlines S.A.	596,054

BEVERAGES-0.9%
318,000	Embotelladora Andina S.A., PNB	1,550,554
540,000	Viña Concha y Toro S.A.	1,260,546
		2,811,100

CHEMICALS-0.3%
18,800	Sociedad Química y Minera de Chile S.A., PNB	1,041,055

COMMERCIAL BANKS-1.1%
10,775,230	Banco de Chile	1,478,055
433,671	Banco de Chile, Rights, expiring 04/29/2011(a)	0
25,113,969	Banco Santander Chile	2,108,385
		3,586,440

ELECTRIC UTILITIES-0.5%
3,780,000	Enersis S.A.	1,578,792

INDUSTRIAL CONGLOMERATES-0.7%
18,518	Antarchile S.A.	369,081
98,000	Empresas COPEC S.A.	1,723,417
		2,092,498

IT SERVICES-0.5%
592,000	Sonda S.A.	1,461,874

MULTILINE RETAIL-0.2%
77,000	S.A.C.I. Falabella	784,267

PAPER & FOREST PRODUCTS-0.5%
29,857	Empresas CMPC S.A.	1,462,502

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.5%
692,000	Parque Arauco S.A.	1,535,685

WATER UTILITIES-0.8%
84,144	Inversiones Aguas Metropolitanas S.A., ADR(b)(c)	2,562,639
	Total Chile (cost $11,573,198)	19,512,906

LATIN AMERICA-0.1%

VENTURE CAPITAL-0.1%

2,503,967(d)	JPMorgan Latin America Capital Partners L.P. (cost $917,439)(a)(e)(f)(g)	309,165
MEXICO-24.2%

BEVERAGES-3.7%
201,402	Fomento Economico Mexicano S.A.B. de C.V., ADR	11,822,297

COMMERCIAL BANKS-4.0%
2,647,000	Grupo Financiero Banorte S.A.B. de C.V.	12,459,193

FOOD & STAPLES RETAILING-4.1%
1,760,000	Organización Soriana S.A.B. de C.V.	6,213,122
2,278,000	Wal-Mart de México S.A.B. de C.V., Series V	6,835,494
		13,048,616

HOUSEHOLD DURABLES-1.3%
1,799,741	Urbi Desarrollos Urbanos S.A.B. de C.V.(a)	4,182,665

HOUSEHOLD PRODUCTS-2.0%
1,021,000	Kimberly-Clark de Mexico S.A.B. de C.V.	6,349,605

TRANSPORTATION INFRASTRUCTURE-3.1%
365,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(c)	5,496,900
74,134	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	4,356,855
		9,853,755

WIRELESS TELECOMMUNICATION SERVICES-6.0%
6,503,655	América Móvil S.A.B. de C.V., Series L	18,908,453
	Total Mexico (cost $49,235,283)	76,624,584

GLOBAL-0.1%

VENTURE CAPITAL-0.1%

2,237,292(d)	Emerging Markets Ventures I, L.P. (cost $860,564)(a)(e)(f)(g)	262,703

	Total Equity Securities (cost $188,453,283)	314,133,438

SHORT-TERM INVESTMENTS-0.6%

Chilean Mutual Fund-0.1%

56,417	Fondo Mutuo Security Plus (cost $189,235)	230,425

Principal Amount (000's)

CANADA-0.5%
$1,252	Bank of America, overnight deposit, 0.03%, 4/1/11	1,252,000
284	Wells Fargo Grand Cayman, overnight deposit, 0.03%, 4/1/11	284,000
	Total Canada (Cost $1,536,000)	1,536,000

	Total Short-Term Investments (cost $1,725,235)	1,766,425

	Total Investments-99.9% (cost $190,178,518)	315,899,863

	Cash and Other Assets in Excess of Liabilities-0.1%	315,055

	Net Assets-100.0%	$ 316,214,918

(a) Non-income producing security.

(b) SEC Rule 144A security. Such securities are traded only among "qualified institutional buyers."

(c) Illiquid Security.

(d) Represents contributed capital.

(e) Restricted security, not readily marketable.

(f) Security was fair valued as of March 31, 2011. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

(g) As of March 31, 2011, the aggregate amount of open commitments for the Fund is $812,869.

ADR  American Depositary Receipts.
PN  Preferred Shares.
PNB  Preferred Shares, Class B.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Fund’s Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be the quoted or published prices of the securities on their primary markets.

The Fund values restricted securities at fair value. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund also invests in venture capital investments, which are classified as “Level 3” investments. In determining the fair value of such investments, management uses the market approach which includes as the primary input the capital balance reported; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

For the period ended March 31, 2011, except as described above, there have been no significant changes to the valuation procedures approved by the Board.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated bid. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model may be used (as described above). This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 3/31/11	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	$ 860,564	$ 262,703	0.08	$ 2,451,066	$ 262,708
JPMorgan Latin America Capital Partners, L.P.	04/10/00 - 10/20/09	917,439	309,165	0.10	2,508,571	550,161
Total		$ 1,778,003	$ 571,868	0.18	$ 4,959,637	$ 812,869

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements, recent transactions, and general market conditions.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 03/31/2011
Aerospace & Defense	$ 3,092,518	$ –	$ –	$ 3,092,518
Airlines	596,054	–	–	596,054
Beverages	14,633,397	–	–	14,633,397
Chemicals	1,041,055	–	–	1,041,055
Chilean Mutual Fund	230,425	–	–	230,425
Commercial Banks	54,603,207	–	–	54,603,207
Commercial Services & Supplies	4,056,840	–	–	4,056,840
Diversified Financial Services	3,742,028	–	–	3,742,028
Electric Utilities	1,578,792	–	–	1,578,792
Energy Equipment & Services	11,722,020	–	–	11,722,020
Food & Staples Retailing	13,048,616	–	–	13,048,616
Food Products	4,671,152	–	–	4,671,152
Health Care Providers & Services	10,401,066	–	–	10,401,066
Household Durables	4,182,665	–	–	4,182,665
Household Products	6,349,605	–	–	6,349,605
Industrial Conglomerates	2,092,498	–	–	2,092,498
IT Services	5,937,738	–	–	5,937,738
Machinery	3,316,477	–	–	3,316,477
Media	4,098,000	–	–	4,098,000
Metals & Mining	37,209,337	–	–	37,209,337
Multiline Retail	13,583,475	–	–	13,583,475
Oil, Gas & Consumable Fuels	39,637,669	–	–	39,637,669
Paper & Forest Products	1,462,502	–	–	1,462,502
Personal Products	10,791,045	–	–	10,791,045
Real Estate Management & Development	12,349,101	–	–	12,349,101
Road & Rail	4,188,405	–	–	4,188,405
Software	2,880,287	–	–	2,880,287
Textiles, Apparel & Luxury Goods	1,414,314	–	–	1,414,314
Tobacco	5,570,698	–	–	5,570,698
Transportation Infrastructure	13,839,917	–	–	13,839,917
Venture Capital	–	–	571,868	571,868
Water Utilities	2,562,639	–	–	2,562,639
Wireless Telecommunication Services	18,908,453	–	–	18,908,453
Short-Term Investments	–	1,536,000	–	1,536,000
Total	$ 313,791,995	$ 1,536,000	$ 571,868	$ 315,899,863

* For the period ending March 31, 2011, there have been no significant changes to the fair value methodologies. For the period ended March 31, 2011, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2010	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/2011
Venture Capital	$565,761	$-	$-	$6,107	$-	$-	$-	$-	$571,868
Total	$565,761	$-	$-	$6,107	$-	$-	$-	$-	$571,868

The change in unrealized appreciation/depreciation relating to investments still held at March 31, 2011 is $6,107.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., (“BBH & Co.”) the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $ 190,178,518, $ 128,476,897, $ (2,755,552) and $ 125,721,345, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required as of March 31, 2011.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Latin America Equity Fund, Inc.

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Latin America Equity Fund, Inc.

        Date: May 26, 2011

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 26, 2011